Balance Sheets Parenthetical (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Shareholders equity
Preferred share - authorized	5,602,042,788	3,700,729,396
Preferred share - issued	5,602,042,788	3,700,729,396
Common share - authorized	7,442,454,142	5,073,347,344
Common share - issued	7,442,454,142	5,073,347,344
Postretirement benefit reserves adjustments	$ 1,401	$ 848